ADOPTION OF IFRS 16 (Details) - Increase (decrease) due to application of IFRS 16 [member] £ in Millions	Dec. 31, 2018 GBP (£)
ADOPTION OF IFRS 16 (Details) [Line Items]
Operating Lease, Liability	£ 2,043
Lease liabilities	1,813
Short-term Lease Commitment, Amount	20
Operating Lease, Right-of-Use Asset	£ 1,716
UK [Member]
ADOPTION OF IFRS 16 (Details) [Line Items]
Weighted average lessee's incremental borrowing rate applied to lease liabilities recognised at date of initial application of IFRS 16	2.43%
US [Member]
ADOPTION OF IFRS 16 (Details) [Line Items]
Weighted average lessee's incremental borrowing rate applied to lease liabilities recognised at date of initial application of IFRS 16	5.10%
Right-of-use assets [member]
ADOPTION OF IFRS 16 (Details) [Line Items]
Lease liabilities	£ 97